Balance Sheets (Unaudited) (USD $)	Jan. 31, 2014	Apr. 30, 2013
Current Assets
Cash and Cash Equivalents
Due From Related Party	4,051	4,051
TOTAL CURRENT ASSETS	4,051	4,051
TOTAL ASSETS	4,051	4,051
Current Liabilities
Loan Payable	49,000	45,675
Loan from Shareholder
TOTAL CURRENT LIABILITIES	49,000	45,675
COMMITMENTS (Note 4)	49,000	45,675
Common Stock Authorized: 50,000,000 common shares at $0.001 par value	5,500	5,500
Issued and outstanding: 5,500,000 common shares	5,500	5,500
Additional paid-in capital	13,500	13,500
(Deficit) accumulated during the development stage	(64,549)	(60,624)
TOTAL STOCKHOLDERS' EQUITY	(45,549)	(41,624)
Total Liabilities and Stockholder's Equity	$ 4,051	$ 4,051